ASSETS HELD FOR SALE AND INVENTORIES (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Assets held for sale	$ 345,423		$ 212,487
Impairment	(8,727)		(1,946)
Non-current assets held for sale [member]
Assets held for sale	345,423		212,487
Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale	32,710		16,740
Non-current assets held for sale [member] | Panama [Member]
Assets held for sale	85,725		16,571
Non-current assets held for sale [member] | EL SALVADOR [Member]
Assets held for sale	1,762		2,586
Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale	1,487		859
Non-current assets held for sale [member] | Others [Member]
Assets held for sale	223,739		175,731
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member]
Assets held for sale	92,052		23,854
Cost	95,045		24,820
Impairment	(2,993)		(966)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale	29,562		8,346
Cost	30,472		8,431
Impairment	(910)		(85)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale	59,241		12,257
Cost	61,286		12,859
Impairment	(2,045)		(602)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | EL SALVADOR [Member]
Assets held for sale	1,762		2,586
Cost	1,800		2,645
Impairment	(38)		(59)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale	1,487		665
Cost	1,487		885
Impairment	0		(220)
Real Estate For Residential Purposes [Member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale	0		0
Cost	0		0
Impairment	0		0
Machinery [member] | Non-current assets held for sale [member]
Assets held for sale	5,556		11,500
Cost	6,155		12,433
Impairment	(599)		(933)
Machinery [member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale	2,696		8,099
Cost	3,065		8,972
Impairment	(369)		(873)
Machinery [member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale	2,860		3,362
Cost	3,090		3,422
Impairment	(230)		(60)
Machinery [member] | Non-current assets held for sale [member] | EL SALVADOR [Member]
Assets held for sale	0		0
Cost	0		0
Impairment	0		0
Machinery [member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale	0		39
Cost	0		39
Impairment	0		0
Machinery [member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale	0		0
Cost	0		0
Impairment	0		0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member]
Assets held for sale	24,076		1,402
Cost	24,820		1,449
Impairment	(744)		(47)
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale	452		295
Cost	998		295
Impairment	(546)		0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale	23,624		952
Cost	23,822		952
Impairment	(198)		0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | EL SALVADOR [Member]
Assets held for sale	0		0
Cost	0		0
Impairment	0		0
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale	0		155
Cost	0		178
Impairment	0		(23)
Real Estate For Other Than Residential Purposes [Member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale	0		0
Cost	0		24
Impairment	0		(24)
Investments held for sale [Member] | Non-current assets held for sale [member]
Assets held for sale	19,128		18,413
Cost	19,128	[1]	18,413	[2]
Impairment	0		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale	0		0
Cost	0	[1]	0	[2]
Impairment	0		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale	0		0
Cost	0	[1]	0	[2]
Impairment	0		0
Investments held for sale [Member] | Non-current assets held for sale [member] | EL SALVADOR [Member]
Assets held for sale	0		0
Cost	0	[1]	0	[2]
Impairment	0		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale	0		0
Cost	0	[1]	0	[2]
Impairment	0		0
Investments held for sale [Member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale	19,128		18,413
Cost	19,128	[1]	18,413	[2]
Impairment	0		0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member]
Assets held for sale	204,611		157,318
Cost	209,002	[3]	157,318	[4]
Impairment	(4,391)	[5]	0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Colombia [Member]
Assets held for sale	0		0
Cost	0	[3]	0	[4]
Impairment	0	[5]	0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Panama [Member]
Assets held for sale	0		0
Cost	0	[3]	0	[4]
Impairment	0	[5]	0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | EL SALVADOR [Member]
Assets held for sale	0		0
Cost	0	[3]	0	[4]
Impairment	0	[5]	0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Guatemala [Member]
Assets held for sale	0		0
Cost	0	[3]	0	[4]
Impairment	0	[5]	0
Assets related to investments held for sale [Member] | Non-current assets held for sale [member] | Others [Member]
Assets held for sale	204,611		157,318
Cost	209,002	[3]	157,318	[4]
Impairment	$ (4,391)	[5]	$ 0

[1]	In December 2017, the management launched the execution of a sale plan for the investments associated with Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., for this reason the investments are presented as "non-current assets held for sale". Management is still committed to a plan to sell the aforementioned investments.
[2]	In December 2017, the management launched the execution of a sale plan for the investments associated with Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., for this reason the investments are presented as "non-current assets held for sale".
[3]	These assets corresponded to Arrendamiento Operativo CIB S.A.C. and FiduPerú S.A. Sociedad Fiduciaria.
[4]	These assets corresponded to Arrendamiento Operativo CIB S.A.C.; Capital Investments SAFI S.A. and FiduPerú S.A. Sociedad Fiduciaria.
[5]	In September 2018, FiduPerú S.A. returned capital to its shareholders. At the end of the 2018 period, the Administration adjusted the book value of the asset based on the fair value of the company, recognizing an impairment in the Income Statement.